Significant Accounting Policies - Useful Lives of Assets (Details)	6 Months Ended
Jun. 30, 2019
Furniture, Equipment, Purchased Software and Leasehold Improvements | Minimum
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life	3 years
Furniture, Equipment, Purchased Software and Leasehold Improvements | Maximum
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life	7 years
Software Development Costs
Furniture, Equipment, Purchased Software and Leasehold Improvements
Property, Plant and Equipment, Useful Life	3 years
Amortization of pushdown accounting allocation	9 years